Operating segment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Non-current Assets by Geographical Areas

	December 31, 2023	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Non-current assets by geographical region as of:
Canada	447,519	453,801	453,917	67,271
USA	199,441	217,073	217,740	198,927
Brazil	31,390	—	—	—
Mexico	7,098	—	—	—
Total	685,448	670,874	671,657	266,198